Operating Results for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Financial Information [Line Items]
Revenue	$ 995	$ 1,024	$ 4,263	$ 4,440	$ 4,437
Internal Adjusted EBITDA	249	255
Internal Adjusted EBITDA margin	25.10%	24.90%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	(2.00%)
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(3.00%)
Financial Systems
Selected Financial Information [Line Items]
Revenue	600	618	2,654	2,776	2,754
Internal Adjusted EBITDA	130	126	738	720	708
Internal Adjusted EBITDA margin	21.60%	20.40%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	3.00%
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	2.00%
Availability Services
Selected Financial Information [Line Items]
Revenue	345	355	1,405	1,460	1,469
Internal Adjusted EBITDA	105	113	480	508	527
Internal Adjusted EBITDA margin	30.50%	31.70%
Year to year revenue change	(3.00%)
Year to year Internal Adjusted EBITDA change	(6.00%)
Year to year revenue change at constant currency	(3.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(6.00%)
Public Sector and Education
Selected Financial Information [Line Items]
Revenue	50	51
Internal Adjusted EBITDA	$ 14	$ 16
Internal Adjusted EBITDA margin	29.10%	32.70%
Year to year revenue change	(1.00%)
Year to year Internal Adjusted EBITDA change	(12.00%)
Year to year revenue change at constant currency	(1.00%)
Year to year Internal Adjusted EBITDA change at constant currency	(12.00%)